Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities

1. Organization and Principal Activities

Country Style Cooking Restaurant Chain Co., Ltd. (the “Company” or “CSC Cayman”) was registered as an exempted company under the Companies Law of the Cayman Islands on August 14, 2007. The authorized share capital of the Company is $120,000 divided into 120,000,000 shares of par value of $0.001, of which 96,000,000 shares are designated as ordinary shares (“Ordinary Shares”) and 24,000,000 are designated as Series A preferred shares. 53,200,000 Ordinary Shares were issued to Ms. Hong Li and Mr. Xingqiang Zhang (collectively the “Founders”) and 2,800,000 Ordinary Shares were issued to certain minority shareholders. On September 26, 2007, the Company issued 24,000,000 Series A preferred shares to two venture capital investors (collectively the “VC” or “Investors”) for total consideration of RMB 96,949 ($13 million), which accounts for 30% of the total outstanding equity of the Company.

On September 28, 2010, the Company’s ADSs became listed on the New York Stock Exchange under the ticker symbol “CCSC” and issued 23,000,000 ordinary shares to the public. The Company specializes in serving tasty Sichuan-style fast food over the counter in the People’s Republic of China (the “PRC”).

The Company’s consolidated financial statements presented herein include the accounts of the Company and its subsidiaries. In addition, the Founders also owned and operated nine restaurants prior to the establishment of the Company (the “Owned-and-Operated Restaurants”). The Company subsequently purchased the operating assets of these nine restaurants in a series of transactions from the Founders in 2008 and 2009 and such purchases were accounted for as transfer of assets under common control. As the nine Owned-and-Operated restaurants were under common control of the Founders throughout the periods presented, the consolidated financial statements for the periods prior to the acquisition of those nine restaurants were retrospectively restated to incorporate the operating results of the restaurants as if the acquisitions were completed as of the earliest period presented in the consolidated financial statements. The nine Owned-and-Operated restaurants and the Company and its subsidiaries are referred to as the “Group” hereafter.

The consolidated financial statement have been prepared in accordance with the recognition, measurement, disclosure and presentation criteria of accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions and balances have been eliminated. As of December 31, 2011, the Company’s subsidiaries are as follows:

	Place of Incorporation	Date of Incorporation	Percentage of Ownership (%)
Country Style Cooking International Restaurant Chain Group Ltd.	Hong Kong	August 23, 2007	100
Country Style Cooking (Chongqing) Investment Co., Ltd.	Chongqing, PRC	September 24, 2007	100
Chongqing Xinghong Growing Rich Management Co., Ltd.	Chongqing, PRC	March 25, 2008	100
Sichuan Country Style Cooking Restaurant Co., Ltd.	Chengdu, PRC	October 4, 2008	100
Xi’an Country Style Cooking Restaurant Co., Ltd.	Xi’an, PRC	May 19, 2008	100
Changsha Country Style Cooking Restaurant Co., Ltd.	Changsha, PRC	October 4, 2009	100
Shanghai Country Style Cooking Restaurant Co., Ltd.	Shanghai, PRC	September 1, 2009	100
Wuhan Country Style Cooking Restaurant Co., Ltd.	Wuhan, PRC	December 21, 2009	100
Guizhou Country Style Cooking Restaurant Co., Ltd.	Guiyang, PRC	September 26, 2010	100
Beijing Country Style Cooking Restaurant Co., Ltd.	Beijing, PRC	September 27, 2011	100